Equity Investments	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments	Equity Investments

	Ownership Interest at December 31, 2024	Income from Equity Investments		Equity Investments
		Year Ended December 31,		As at December 31,
U.S.$ millions		2024	2023	2024	2023
Grand Rapids Pipeline [1]	50.0%	39	39	628	705
HoustonLink Pipeline [1]	50.0%	1	1	13	14
Port Neches Link Pipeline	74.9%	9	10	91	94
		49	50	732	813
1.Classified as a VIE. Refer to Note 25, Variable Interest Entities for additional information.
The Spinoff triggered certain option rights for South Bow's partners to purchase the Company's ownership interest in the equity investments.
On April 10, 2024, the option rights for Port Neches Link LLC and HoustonLink Pipeline were triggered. These option rights were not exercised.
On October 1, 2024, the option rights for the Grand Rapids Pipeline were triggered and the evaluation process is expected to be completed in 2025, which may or may not be exercised by the Company’s respective partner, as applicable. If exercised, the Company does not expect an impairment on the disposal of this asset.
Distributions and Contributions
Distributions and contributions received from operating activities of equity investments for the year ended December 31, 2024 were $70 million and $2 million, respectively (2023 – $71 million and nil, respectively).
Summarized Financial Information of Equity Investments

	Year Ended December 31,
U.S.$ millions	2024	2023
Income
Revenues	175	169
Operating and other expenses	(85)	(79)
Net income	97	94
Net income attributable to the Company	49	50

	As at December 31,
U.S.$ millions	2024	2023
Balance Sheet
Current assets	167	187
Non-current assets	1,134	1,259
Current liabilities	(20)	(21)
Non-current liabilities	(1)	(1)
At December 31, 2024, the cumulative carrying value of the Company’s equity investments was $62 million (2023 – $70 million) higher than the cumulative underlying equity in the net assets, primarily due to interest capitalized during construction.